COMMITMENT AND CONTINGENCIES (Details Narrative)	1 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 27, 2015	Dec. 31, 2020
Initial joint venture agreement [Member] | MRI [Member] | September 1, 2018 [Member]
Terms of joint venture			The initial term of the JV is for nine (6) months and requires the Company to Pay MRI fifty percent (50%) of net revenue every quarter. As of December 31, 2020, no net revenue was generated from the JV.
Artist Agreement [Member] | I Break Horses [Member]
Description for commission receivable under agreement	Under the terms of the Artist Agreement, the Company shall handle rights clearing and distribution for I Break Horses recordings and receive 30% of the Net Income generated thereby	Under the terms of the Artist Agreement, the Company shall handle rights clearing and distribution for I Break Horses recordings and receive 30% of the Net Income generated thereby